Schedule of share capital (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Number of shares issued and fully paid	160,000,000	160,000,000
Issued capital	$ 580	$ 13,531,607
Issue of ordinary share number of shares	310,788
Issuance of shares during the financial year	$ 31		[1]
Adjustment on acquisitions of subsidiaries shares
Adjustment on acquisition of subsidiaries value	$ (580)	$ (13,531,607)
Issue of shares to investments of combining entities shares	6,089,526
Issuance of shares pursuant to investment of combining entities value	$ 16,609	$ 580
Number of shares issued and fully paid	166,400,314	160,000,000
Issued capital	$ 16,640	$ 580

[1]	On April 11, 2024 the Company was duly incorporated with an issued and paid-up share capital of USD0.00001 comprising 1 ordinary share.